UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	10/31/04

FORM N-CSR

Item 1. to Stockholders.

Dreyfus
Institutional Cash
Advantage Fund

SEMIANNUAL REPORT October 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Cash Advantage Fund

LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Cash Advantage Fund for the six-month period ended October 31,2004. During the reporting period, the fund produced annualized yields of 1.20% for Administrative shares, 0.87% for Participant shares, 1.27% for Institutional shares and 1.02% for Investor shares.Taking into account the effects of compounding, the fund produced annualized effective yields1 of 1.20% for Administrative shares,0.88% for Participant shares,1.28% for Institutional shares and 1.02% for Investor shares.2

The Economy

Signs of renewed economic growth emerged in the weeks just before the reporting period began. In April 2004, the U.S. Department of Labor released an unexpectedly strong employment report, fueling investors’ concerns that long-dormant inflationary pressures might finally have begun to resurface.As the spring progressed, higher energy and commodity prices appeared to lend credence to investors’ renewed inflation concerns, and money market yields began to rise at the longer end of the maturity spectrum. However, the short-end of the money market yield curve remained anchored by the 1% federal funds rate.

While the Federal Reserve Board (the “Fed”) left interest rates unchanged in May, it indicated in its public comments that future rate hikes were likely to be “measured.” Soon after the Fed’s May meeting, employment data showed a second consecutive month of robust job gains, causing investors to anticipate that the Fed might begin to tighten monetary policy as early as its next meeting in June. Indeed, on June 30, the Fed raised the overnight federal funds rate by 25 basis points to 1.25% . Because most investors had anticipated the Fed’s move, the money markets already had reflected the impact of the increase.

2

In its June 30 statement, the Fed again noted that “policy accommodation can be removed at a pace that is likely to be measured.” Consequently, most analysts believed that the rate hike was the first in a series of increases designed to forestall inflationary pressures without derailing the economic recovery.This view was reinforced when it was later estimated that the U.S. economy grew at an annualized 2.8% rate during the second quarter of 2004, despite headwinds resulting from higher energy prices and ongoing terrorism fears.

However, the economy appeared to hit a new “soft patch” in the summer as the number of jobs created in June and July failed to match previous months’ totals. In addition, consumer spending waned as 2003’s tax cuts and low mortgage refinancing rates became a thing of the past. Nonetheless, most investors expected the Fed to increase the federal funds rate at its next meeting in August, and money market yields reflected those expectations. Indeed, the Fed raised short-term rates on August 10 by another 25 basis points to 1.5% .

In September, the Fed implemented its third consecutive increase in short-term interest rates, raising the federal funds rate by another 25 basis points to 1.75% .The Fed cited an easing of inflation expectations and further productivity gains in its decision. However, labor statistics released in October showed anemic employment growth with non-farm payrolls expanding at a rate well below the consensus forecast.

Just days after the reporting period ended, a stronger-than-expected employment report offered evidence that the economy may have emerged from last summer’s “soft patch.” Signs of renewed economic strength, coupled with recent comments by Fed members that rates must continue to move higher to balance the countervailing forces of economic growth and inflation, suggests that more rate hikes probably are on the way.

The Fund 3

LETTER TO SHAREHOLDERS (continued)
Portfolio Focus

In our view, the Fed remains intent on continuing to reverse the monetary easing it initiated after September 11, 2001, and it so far has been relatively open about its intentions to do so. Indeed, less than two weeks after the close of the reporting period, the Fed raised its target for the federal funds rate at its fourth consecutive meeting, a 25-basis-point increase that drove the federal funds rate to 2%. With another Fed meeting scheduled for December, we have continued to maintain a defensive investment posture in anticipation of further rate hikes.

November 15, 2004
New York, N.Y.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[2]	Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yield for its Administrative shares, Participant shares, Institutional shares and Investor shares would have been 1.15%, 0.82%, 1.22% and
0.97%, respectively.The fund’s annualized effective yield would have been 1.16%, 0.82%,
1.23% and 0.97%, respectively.

4

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2004 to October 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2004
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .51	$ .86	$ 1.77	$ 2.53
Ending value (after expenses)	$1,006.40	$1,006.00	$1,005.20	$1,004.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment

assuming a hypothetical 5% annualized return for the six months ended October 31, 2004

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .51	$ .87	$ 1.79	$ 2.55
Ending value (after expenses)	$1,024.70	$1,024.35	$1,023.44	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Advantage, .17% for Administrative Advantage, .35% for Investor Advantage, and .50% for Participant Advantage; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS October 31, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—20.2%	Amount ($)	Value ($)

BNP Paribas (London)
1.83%, 11/29/2004	80,000,000	80,000,000
Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
1.82%, 11/24/2004	80,000,000	80,000,000
Bank of Nova Scotia (Yankee)
1.60%, 11/10/2004	50,000,000	50,000,000
First Tennessee Bank N.A.
1.82%, 11/22/2004	80,000,000	80,000,000
HBOS PLC (London)
1.61%, 11/12/2004	50,000,000	50,000,000
Royal Bank of Scotland PLC (London)
1.83%, 11/29/2004	80,000,000	80,000,310
UniCredito Italiano SpA (Yankee)
1.82%, 11/24/2004	80,000,000	80,000,000
Total Negotiable Bank Certificates of Deposit
(cost $500,000,310)		500,000,310

Commercial Paper—42.2%

Bank of America Corp.
1.88%, 12/20/2004	17,000,000	16,956,730
Bear Stearns Cos. Inc.
1.84%, 11/22/2004	70,000,000	69,925,275
Danske Corp. Inc.
1.82%, 11/23/2004	50,000,000	49,944,694
General Electric Capital Corp.
1.83%, 11/22/2004	80,000,000	79,915,066
General Electric Capital Services Inc.
1.83%, 11/22/2004	80,000,000	79,915,066
HSBC Bank USA
1.63%, 11/3/2004	50,000,000	49,995,500
K2 Corp.
1.84%, 11/29/2004	34,300,000 [a]	34,251,179
K2 USA LLC
1.59%, 11/8/2004	30,000,000 [a]	29,990,783
Long Lane Master Trust
1.68%, 11/12/2004	67,427,000 [a]	67,392,594

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Mane Funding Corp.
1.64%-1.84%, 11/9/2004-11/22/2004	65,481,000 [a]	65,446,555
Natexis Banques Populaires U.S. Finance Co. LLC
1.60%, 11/8/2004	50,000,000	49,984,542
Prudential Funding LLC
1.83%, 11/1/2004	80,000,000	80,000,000
Rabobank USA Financial Corp.
1.83%, 11/1/2004	80,000,000	80,000,000
Sigma Finance Inc.
1.61%, 11/2/2004	50,000,000 [a]	49,997,778
Skandinaviska Enskilda Banken AB
1.83%, 11/17/2004	80,000,000	79,935,289
Toyota Motor Credit Corp.
1.83%, 11/17/2004	80,000,000	79,935,289
WestLB AG
1.83%, 11/22/2004	80,000,000	79,915,067
Total Commercial Paper
(cost $1,043,501,407)		1,043,501,407

U.S. Government Agencies—16.1%

Federal Home Loan Bank, Discount Notes
1.69%, 11/1/2004
(cost $398,000,000)	398,000,000	398,000,000

Time Deposits—21.5%

Chase Manhattan Bank USA (Grand Cayman)
1.84%, 11/1/2004	80,000,000	80,000,000
Fortis Bank (Grand Cayman)
1.84%, 11/1/2004	80,000,000	80,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
1.86%, 11/1/2004	80,000,000	80,000,000
Nordea Bank Finland PLC (Grand Cayman)
1.84%, 11/1/2004	80,000,000	80,000,000
Societe Generale (Grand Cayman)
1.85%, 11/1/2004	80,000,000	80,000,000

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Time Deposits (continued)	Amount ($)	Value ($)

State Street Bank & Trust Co. (Grand Cayman)
1.70%, 11/1/2004	52,000,000	52,000,000
Wells Fargo Bank N.A. (Grand Cayman)
1.85%, 11/1/2004	80,000,000	80,000,000
Total Time Deposits
(cost $532,000,000)		532,000,000

Total Investments (cost $2,473,501,717)	100.0%	2,473,501,717
Cash and Receivables (Net)	0.0%	1,047,036
Net Assets	100.0%	2,474,548,753

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Trustees. At October 31, 2004, these securities amounted to $247,078,889 or approximately 10.0% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	63.5	Insurance	3.3
Government agency	16.1	Brokerage	2.8
Finance	9.7
Asset backed-Structured			100.0
Investment Vehicle	4.6

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	2,473,501,717	2,473,501,717
Cash		66,765
Interest receivable		1,202,430
		2,474,770,912

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		222,159

Net Assets ($)		2,474,548,753

Composition of Net Assets ($):
Paid-in capital		2,474,553,935
Accumulated net realized gain (loss) on investments		(5,182)

Net Assets ($)		2,474,548,753

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		2,474,471,949
Shares Outstanding		2,474,477,128
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		25,705
Shares Outstanding		25,706
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		25,596
Shares Outstanding		25,597
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		25,503
Shares Outstanding		25,504
Net Asset Value Per Share ($)		1.00

See notes to financial statements.
The Fund 9

STATEMENT OF OPERATIONS Six Months Ended October 31, 2004 (Unaudited)
Investment Income ($):
Interest Income	11,148,885
Expenses:
Management fee—Note 2(a)	720,574
Administration fee—Note 2(b)	360,287
Distribution fees—Note 2(c)	93
Total Expenses	1,080,954
Less—reduction in management fee
due to undertaking—Note 2(a)	(377,584)
Net Expenses	703,370
Investment Income—Net	10,445,515

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(4)
Net Increase in Net Assets Resulting from Operations	10,445,511

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004	Year Ended
	(Unaudited)	April 30, 2004

Operations ($):
Investment income—net	10,445,515	2,252,888
Net realized gain (loss) on investments	(4)	(1,165)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,445,511	2,251,723

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage shares	(10,445,120)	(2,252,318)
Administrative Advantage shares	(153)	(231)
Investor Advantage shares	(131)	(190)
Participant Advantage shares	(111)	(149)
Total Dividends	(10,445,515)	(2,252,888)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	8,075,347,865	4,246,896,666
Investor Advantage shares	3	—
Participant Advantage shares	3	—
Dividends reinvested:
Institutional Advantage shares	5,329,902	257
Administrative Advantage shares	153	231
Investor Advantage shares	131	190
Participant Advantage shares	111	149
Cost of shares redeemed:
Institutional Advantage shares	(5,769,488,739)	(4,394,618,668)
Investor Advantage shares	(3)	—
Participant Advantage shares	(3)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,311,189,423	(147,721,175)
Total Increase (Decrease) in Net Assets	2,311,189,419	(147,722,340)

Net Assets ($):
Beginning of Period	163,359,334	311,081,674
End of Period	2,474,548,753	163,359,334

See notes to financial statements.
The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2004	Year Ended April 30,

Institutional Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.010	.013
Distributions:
Dividends from investment income—net	(.006)	(.010)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.27[b]	1.00	1.46[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15[b]	.15	.15[b]
Ratio of net expenses to average net assets	.10[b]	.05	.05[b]
Ratio of net investment income
to average net assets	1.45[b]	.99	1.38[b]

Net Assets, end of period ($ x 1,000)	2,474,472	163,283	311,006

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

12

	Six Months Ended
	October 31, 2004	Year Ended April 30,

Administrative Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.009	.013
Distributions:
Dividends from investment income—net	(.006)	(.009)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.19[b]	.91	1.40[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22[b]	.22	.22[b]
Ratio of net expenses to average net assets	.17[b]	.12	.12[b]
Ratio of net investment income
to average net assets	1.38[b]	.92	1.31[b]

Net Assets, end of period ($ x 1,000)	26	26	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2004	Year Ended April 30,

Investor Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.007	.011
Distributions:
Dividends from investment income—net	(.005)	(.007)	(.011)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.03[b]	.75	1.21[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40[b]	.40	.40[b]
Ratio of net expenses to average net assets	.35[b]	.30	.30[b]
Ratio of net investment income
to average net assets	1.20[b]	.74	1.13[b]

Net Assets, end of period ( $x 1,000)	26	25	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

14

	Six Months Ended
	October 31, 2004	Year Ended April 30,

Participant Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.006	.010
Distributions:
Dividends from investment income—net	(.004)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	.87[b]	.60	1.06[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[b]	.55	.55[b]
Ratio of net expenses to average net assets	.50[b]	.45	.45[b]
Ratio of net investment income
to average net assets	1.05[b]	.59	.98[b]

Net Assets, end of period ( $x 1,000)	26	25	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage, and Participant Advantage.Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2004, MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial, held all the outstanding shares of Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund.

16

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $5,178 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2004. If not applied, $4,013 of the carryover expires in fiscal 2011 and $1,165 expires in fiscal 2012.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2004 was all ordinary income.The tax character of all current year distributions will be determined at the end of the current fiscal year.

At October 31, 2004 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses. The Manager had undertaken from May 1, 2004 through June 30, 2004 to waive the management fee. The Manager has undertaken from July 1, 2004 through October 31, 2004 to waive half of the management fee.The reduction in management fee, pursuant to the undertaking, amounted to $377,584 during the period ended October 31, 2004.

18

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05 of 1% of the value of each fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund’s Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2004, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $9, $32 and $52, respectively, pursuant to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $222,144 and Rule 12b-1 distribution plan fees $15.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

20

For More Information

Dreyfus Institutional	Transfer Agent &
Cash Advantage Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager and Administrator	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2004 Dreyfus Service Corporation

Dreyfus
Institutional Cash
Advantage Plus Fund

SEMIANNUAL REPORT October 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Cash Advantage Plus Fund

LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Cash Advantage Plus Fund for the six-month period ended October 31, 2004. During the reporting period, the fund produced annualized yields of 1.19% for Administrative shares, 0.87% for Participant shares, 1.27% for Institutional shares and 1.02% for Investor shares. Taking into account the effects of compounding, the fund produced annualized effective yields1 of 1.20% for Administrative shares, 0.87% for Participant shares, 1.27% for Institutional shares and 1.02% for Investor shares.2

The Economy

Signs of renewed economic growth emerged in the weeks just before the reporting period began. In April 2004, the U.S. Department of Labor released an unexpectedly strong employment report, fueling investors’ concerns that long-dormant inflationary pressures might finally have begun to resurface.As the spring progressed, higher energy and commodity prices appeared to lend credence to investors’ renewed inflation concerns, and money market yields began to rise at the longer end of the maturity spectrum. However, the short-end of the money market yield curve remained anchored by the 1% federal funds rate.

While the Federal Reserve Board (the “Fed”) left interest rates unchanged in May, it indicated in its public comments that future rate hikes were likely to be “measured.” Soon after the Fed’s May meeting, employment data showed a second consecutive month of robust job gains, causing investors to anticipate that the Fed might begin to tighten monetary policy as early as its next meeting in June. Indeed, on June 30, the Fed raised the overnight federal funds rate by 25 basis points to 1.25% . Because most investors had anticipated the Fed’s move, the money markets already had reflected the impact of the increase.

2

In its June 30 statement, the Fed again noted that “policy accommodation can be removed at a pace that is likely to be measured.” Consequently, most analysts believed that the rate hike was the first in a series of increases designed to forestall inflationary pressures without derailing the economic recovery.This view was reinforced when it was later estimated that the U.S. economy grew at an annualized 2.8% rate during the second quarter of 2004, despite headwinds resulting from higher energy prices and ongoing terrorism fears.

However, the economy appeared to hit a new “soft patch” in the summer as the number of jobs created in June and July failed to match previous months’ totals. In addition, consumer spending waned as 2003’s tax cuts and low mortgage refinancing rates became a thing of the past. Nonetheless, most investors expected the Fed to increase the federal funds rate at its next meeting in August, and money market yields reflected those expectations. Indeed, the Fed raised short-term rates on August 10 by another 25 basis points to 1.5% .

In September, the Fed implemented its third consecutive increase in short-term interest rates, raising the federal funds rate by another 25 basis points to 1.75% . The Fed cited an easing of inflation expectations and further productivity gains in its decision. However, labor statistics released in October showed anemic employment growth with non-farm payrolls expanding at a rate well below the consensus forecast.

Just days after the reporting period ended, a stronger-than-expected employment report offered evidence that the economy may have emerged from last summer’s “soft patch.” Signs of renewed economic strength, coupled with recent comments by Fed members that rates must continue to move higher to balance the countervailing forces of economic growth and inflation, suggests that more rate hikes probably are on the way.

The Fund 3

LETTER TO SHAREHOLDERS (continued)
Portfolio Focus

In our view, the Fed remains intent on continuing to reverse the monetary easing it initiated after September 11, 2001, and it so far has been relatively open about its intentions to do so. Indeed, less than two weeks after the close of the reporting period, the Fed raised its target for the federal funds rate at its fourth consecutive meeting, a 25-basis-point increase that drove the federal funds rate to 2%. With another Fed meeting scheduled for December, we have continued to maintain a defensive investment posture in anticipation of further rate hikes.

November 15, 2004
New York, N.Y.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[2]	Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yield for its Administrative shares, Participant shares, Institutional shares and Investor shares would have been 1.14%, 0.82%, 1.22% and
0.97%, respectively.The fund’s annualized effective yield would have been 1.15%, 0.82%,
1.23% and 0.97%, respectively.

4

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from May 1, 2004 to October 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2004
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .51	$ .86	$ 1.77	$ 2.53
Ending value (after expenses)	$1,006.40	$1,006.00	$1,005.10	$1,004.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.
You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison.
Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2004
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .51	$ .87	$ 1.79	$ 2.55
Ending value (after expenses)	$1,024.70	$1,024.35	$1,023.44	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Advantage, .17% for Administrative Advantage, .35% for Investor Advantage, and .50% for Participant Advantage; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS October 31, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—38.7%	Amount ($)	Value ($)

BNP Paribas (London)
1.83%, 11/29/2004	40,000,000	40,000,000
Banco Bilbao Vizcaya Argenteria, S.A. (Yankee)
1.82%, 11/24/2004	40,000,000	40,000,000
First Tennessee Bank N.A.
1.82%, 11/22/2004	40,000,000	40,000,000
HBOS PLC (London)
1.61%, 11/12/2004	50,000,000	50,000,000
HSBC Bank USA (Yankee)
1.60%, 11/9/2004	40,000,000	40,000,089
Northern Rock PLC (London)
1.62%, 11/15/2004	50,000,000	50,000,000
Royal Bank of Scotland PLC (London)
1.83%, 11/29/2004	40,000,000	40,000,155
Unicredito Italiano SPA (London)
1.59%, 11/10/2004	45,000,000	45,000,000
Total Negotiable Bank Certificates of Deposit
(cost $345,000,244)		345,000,244

Commercial Paper—47.7%

Bear Stearns Cos. Inc.
1.84%, 11/22/2004	35,000,000	34,962,638
Danske Corp. Inc.
1.82%, 11/23/2004	25,000,000	24,972,347
Deutsche Bank Financial LLC
1.84%, 11/1/2004	20,000,000	20,000,000
General Electric Capital Corp.
1.83%, 11/22/2004	40,000,000	39,957,533
General Electric Capital Services Inc.
1.83%, 11/22/2004	40,000,000	39,957,533
K2 USA LLC
1.59%, 11/8/2004	30,000,000 [a]	29,990,783
Mane Funding Corp.
1.64%, 11/9/2004	45,000,000 [a]	44,983,700
Natexis Banques Populaires U.S. Finance Co. LLC
1.60%, 11/8/2004	45,000,000	44,986,088
Sigma Finance Inc.
1.61%, 11/2/2004	45,000,000 [a]	44,998,000
Toyota Motor Credit Corp.
1.83%, 11/18/2004	40,000,000	39,965,622
UBS Finance Delaware LLC
1.84%, 11/1/2004	20,000,000	20,000,000
6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

WestLB AG
1.83%, 11/22/2004	40,000,000	39,957,534
Total Commercial Paper
(cost $424,731,778)		424,731,778

Corporate Notes—.6%

WestLB AG
1.83%, 1/14/2005
(cost $4,999,847)	5,000,000 [b]	4,999,847

U.S. Government Agencies—8.7%

Federal Home Loan Banks, Discount Notes
1.69%, 11/1/2004
(cost $78,000,000)	78,000,000	78,000,000

Time Deposits—4.3%

State Street Bank and Trust Co. (Grand Cayman)
1.70%, 11/1/2004
(cost $39,000,000)	39,000,000	39,000,000

Total Investments (cost $891,731,869)	100.0%	891,731,869
Liabilities, Less Cash and Receivables	(0.0%)	(408,049)
Net Assets	100.0%	891,323,820

[a] Securities exempt from registration under Rule 144A of the Secutities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Trustees. At October 31, 2004, these securities amounted to $119,972,483 or approximately 13.4% of net assets.
[b] Variable interest rate—subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	59.9	Building and Construction	5.6
Finance	13.4	Brokerage	3.9
Govt agency	8.8
Asset backed-Structured			100.0
Investment Vehicle	8.4

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	891,731,869	891,731,869
Interest receivable		993,190
		892,725,059

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		77,579
Cash overdraft due to Custodian		1,323,660
		1,401,239

Net Assets ($)		891,323,820

Composition of Net Assets ($):
Paid-in capital		891,329,073
Accumulated net realized gain (loss) on investments		(5,253)

Net Assets ($)		891,323,820

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		891,247,018
Shares Outstanding		891,252,268
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		25,703
Shares Outstanding		25,704
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		25,596
Shares Outstanding		25,597
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		25,503
Shares Outstanding		25,504
Net Asset Value Per Share ($)		1.00

See notes to financial statements
8

STATEMENT OF OPERATIONS Six Months Ended October 31, 2004 (Unaudited)
Investment Income ($):
Interest Income	6,088,041
Expenses:
Management fee—Note 2(a)	414,093
Administration fee—Note 2(b)	207,046
Distribution fees—Note 2(c)	93
Total Expenses	621,232
Less—reduction in management fee
due to undertaking—Note 2(a)	(224,397)
Net Expenses	396,835
Investment Income—Net, representing net increase in
net assets resulting from operations	5,691,206

See notes to financial statements.
The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004	Year Ended
	(Unaudited)	April 30, 2004

Operations ($):
Investment income—net	5,691,206	2,255,915
Net realized gain (loss) on investments	—	(1,206)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,691,206	2,254,709

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage shares	(5,690,812)	(2,255,341)
Administrative Advantage shares	(152)	(234)
Investor Advantage shares	(131)	(189)
Participant Advantage shares	(111)	(151)
Total Dividends	(5,691,206)	(2,255,915)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	3,173,396,355	4,246,896,669
Administrative Advantage shares	5	—
Investor Advantage shares	4	—
Participant Advantage shares	—	250
Dividends reinvested:
Institutional Advantage shares	424,708	253
Administrative Advantage shares	152	234
Investor Advantage shares	131	189
Participant Advantage shares	111	151
Cost of shares redeemed:
Institutional Advantage shares	(2,445,856,897)	(4,394,618,668)
Administrative Advantage shares	(3)	—
Investor Advantage shares	(3)	—
Participant Advantage shares	(251)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	727,964,312	(147,720,922)
Total Increase (Decrease) in Net Assets	727,964,312	(147,722,128)

Net Assets ($):
Beginning of Period	163,359,508	311,081,636
End of Period	891,323,820	163,359,508

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2004	Year Ended April 30,

Institutional Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.010	.013
Distributions:
Dividends from investment income—net	(.006)	(.010)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.27[b]	1.00	1.46[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15[b]	.15	.15[b]
Ratio of net expenses to average net assets	.10[b]	.05	.05[b]
Ratio of net investment income
to average net assets	1.37[b]	1.00	1.38[b]

Net Assets, end of period ($x 1,000)	891,247	163,283	311,006

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2004	Year Ended April 30,

Administrative Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.009	.013
Distributions:
Dividends from investment income—net	(.006)	(.009)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.19[b]	.93	1.40[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22[b]	.22	.22[b]
Ratio of net expenses to average net assets	.17[b]	.12	.12[b]
Ratio of net investment income
to average net assets	1.30[b]	.91	1.31[b]

Net Assets, end of period ($x 1,000)	26	26	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

12

	Six Months Ended
	October 31, 2004	Year Ended April 30,

Investor Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.007	.011
Distributions:
Dividends from investment income—net	(.005)	(.007)	(.011)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.01[b]	.75	1.21[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40[b]	.40	.40[b]
Ratio of net expenses to average net assets	.35[b]	.30	.30[b]
Ratio of net investment income
to average net assets	1.12[b]	.75	1.13[b]

Net Assets, end of period ($x 1,000)	26	25	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2004	Year Ended April 30,

Participant Advantage Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.006	.010
Distributions:
Dividends from investment income—net	(.004)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	.87[b]	.60	1.06[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[b]	.55	.55[b]
Ratio of net expenses to average net assets	.50[b]	.45	.45[b]
Ratio of net investment income
to average net assets	.97[b]	.60	.98[b]

Net Assets, end of period ($x 1,000)	26	26	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage, and Participant Advantage.Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2004, MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial, held all the outstanding shares of Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

16

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $5,253 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2004. If not applied, $4,047 of the carryover expires in fiscal 2011 and $1,206 expires in fiscal 2012.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2004 was all ordinary income.The tax character of all current year distributions will be determined at the end of the current fiscal year.

At October 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses. The Manager had undertaken from May 1, 2004 through June 30, 2004 to waive the management fee. The Manager has undertaken from July 1, 2004 through October 31, 2004 to waive half of the management fee.The reduction in management fee, pursuant to the undertaking, amounted to $224,397 during the period ended October 31, 2004.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05 of 1% of the value of each fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund’s Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2004, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $9, $32 and $52, respectively, pursuant to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $77,563 and Rule 12b-1 distribution plan fees $16.

18

NOTE 3—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 19

NOTES

For More Information

Dreyfus Institutional	Transfer Agent &
Cash Advantage Plus Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager and Administrator	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2004 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date: December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date: December 28, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date: December 28, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)